Accounting Policies, by Policy (Policies)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of presentation

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and have been consistently applied. Certain prior year balances in the consolidated statements of operations and comprehensive (loss) and cash flows have been reclassified to the current year’s presentation.

Basis of consolidation

Basis of consolidation

The accompanying consolidated financial statements include the financial statements of the Company, and entities controlled by the Company and its subsidiaries, its consolidated VIEs and VIE’s subsidiaries for which the Company is the primary beneficiary.

A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting powers; or has the power to appoint or remove the majority of the members of the board of directors; or to cast a majority of votes at the meeting of directors; or has the power to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.

All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Due to the disposal of the social E-commerce business, which represented a strategic shift and had a major effect on the Company’s results of operations, revenues, costs and expenses related to the social E-commerce Business have been reclassified in the accompanying consolidated financial statements as discontinued operations for all the periods presented. Assets and liabilities of the social E-commerce business were reclassified separately from other assets and liabilities of the Company on the consolidated balance sheets. Refer to Note 1 and Note 4.

Consolidated VIEs

Consolidated VIEs

VIE arrangements

In order to comply with the PRC laws and regulations which prohibit or restrict foreign investments into companies involved in restricted businesses, the Company operates its marketplace and restricted businesses in the PRC through certain PRC domestic companies, whose equity interests are held by certain management members of the Company or onshore nominees of the Company (“Nominee Shareholders”). The Company obtained control over these PRC domestic companies by entering into a series of contractual arrangements with these PRC domestic companies and their respective Nominee Shareholders. These contractual agreements cannot be unilaterally terminated by the Nominee Shareholders or the PRC domestic companies. As a result, the Company maintains the ability to control these PRC domestic companies and is entitled to substantially all of the economic benefits from these PRC domestic companies. Management concluded that these PRC domestic companies are VIEs of the Company, of which the Company is the ultimate primary beneficiary. As such, the Company consolidated financial results of these PRC domestic companies and their subsidiaries in the Group’s consolidated financial statements. The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and the WFOE are further described below.

Exclusive Business Cooperation Agreements

The Exclusive Business Cooperation Agreements enable the WOFE to receive substantially all of the assets and business of the VIEs in the PRC. Under these Agreements, the WOFE has the exclusive right to provide the VIEs with comprehensive technical support, consulting services and other services during the term of these Agreements, including but not limited to software licensing; development, maintenance and update of software, network systems, hardware and database; technical support and training for employees; consultancy on technology and market information; business management consultation; marketing and promotion services, etc. The WOFE has the right to determine the fees associated with the services it provides based on the technical difficulty and complexity of the services, the actual labor costs it incurs for providing the services and some other factors during the relevant period. This Agreements remain effective unless otherwise terminated in writing by WOFE.

Equity Interest Pledge Agreements

Pursuant to the Equity Interest Pledge Agreements, each Shareholder of the VIEs agreed to pledge their equity interest in the VIEs to the WOFE to secure the performance of the VIEs’ obligations under the Exclusive Business Cooperation Agreements and any such agreements to be entered into in the future. Shareholders of the VIEs agreed not to transfer, sell, pledge, dispose of or otherwise create any encumbrance on their equity interests in the VIEs without the prior written consent of the WOFE. The Pledges became effective on such date when the pledge of the Equity Interest contemplated herein were registered with the relevant administration for industry and commerce (the “AIC”) and remain effective until all contract obligations have been fully performed and all secured indebtedness has been fully paid.

Exclusive Option Agreements

Pursuant to the Exclusive Option Agreements, each of the Shareholders of the VIE irrevocably grant the WOFE an irrevocable and exclusive right to purchase, or designate one or more persons (including individuals, corporations, partnerships, partners, enterprises, trusts or non-corporate organizations) to purchase the equity interests in the VIEs then held by such Shareholder of the VIEs once or at multiple times at any time in part or in whole at the WOFE’s sole and absolute discretion to the extent permitted by Chinese laws at the price of RMB 1 or at the price of the minimum amount of consideration permitted by the applicable PRC law at the time when such purchase occurs. These three Agreements remain effective until all equity interests held by the shareholders of the VIEs in the VIEs have been transferred or assigned to the WOFE and/or its designees.

Loan Agreements

Pursuant to the three Loan Agreements, the WOFE agreed to lend each of the Shareholders of VIEs a loan only to subscribe to the registered capital of the VIEs. The repayment of the loan shall be made by permitting the WOFE to execute its exclusive right to purchase shares from the shareholders of the VIEs under the Exclusive Option Agreement as the repayment is equivalent to the consideration of the purchased shares. The term of these loans is 10 years, which may be extended upon mutual written consent of all parties.

Power of Attorney

Each Shareholder of the VIEs, executed a Power of Attorney agreement with the WOFE and the VIEs, whereby Shareholders of the VIEs irrevocably appoint and constitute the WOFE as their attorney-in-fact to exercise on the shareholders’ behalf any and all rights that Shareholders of the VIEs have in respect of their equity interests in the VIEs. These three Power of Attorney documents remain irrevocable and continuously effective and valid as long as the original shareholders of the VIEs remain as the Shareholders of the VIEs.

Risks in relation to the VIE structure

The Company believes that the contractual arrangements with its VIEs and their respective shareholders are in compliance with the PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of the PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIEs;
●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIEs;
●	limit the Company’s business expansion in the PRC by way of entering into contractual arrangements;
●	impose fines or other requirements with which the Company’s PRC subsidiary and VIEs may not be able to comply;
●	require the Company or the Company’s PRC subsidiary and VIEs to restructure the relevant ownership structure or operations; and/or
●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in the PRC.

The Company’s ability to conduct its Online Marketplace business may be negatively affected if the PRC government were to carry out any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and their respective shareholders and it may lose the ability to receive economic benefits from the VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and VIEs.

The interests of the shareholders of VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so. The Company cannot assure that when conflicts of interest arise, shareholders of the VIEs will act in the best interests of the Company or that conflicts of interests will be resolved in the Company’s favor. Currently, the Company does not have existing arrangements to address potential conflicts of interest the shareholders of the VIEs may encounter in their capacity as beneficial owners and directors of the VIEs, on the one hand, and as beneficial owners and directors of the Company, on the other hand. The Company believes the shareholders of VIEs will not act contrary to any of the contractual arrangements and the exclusive option agreements provide the Company with a mechanism to remove the current shareholders of the VIEs should they act to the detriment of the Company. The Company relies on certain current shareholders of the VIEs to fulfill their fiduciary duties and abide by laws of the PRC and act in the best interest of the Company. If the Company cannot resolve any conflicts of interest or disputes between the Company and the shareholders of the VIEs, the Company would have to rely on legal proceedings, which could result in disruption of its business, and there is substantial uncertainty as to the outcome of any such legal proceedings.

In May 2023, the Company completed the disposal of its social E-commerce business. After that, no VIEs or its subsidiaries were included in the consolidated financial statement of the Company. As a result, the Company’s results of operations, revenues, costs and expenses related to the social E-commerce Business have been reclassified in the accompanying consolidated financial statements as discontinued operations for all the periods presented. Assets and liabilities of the social E-commerce business were reclassified separately from other assets and liabilities of the Company on the consolidated balance sheets. Refer to Note 1 and Note 4.

The following financial statement amounts of the consolidated VIEs were included in net income (loss) from discontinued operation in the accompanying consolidated statements of operations and comprehensive (loss) income.

	Year ended	Year ended	Year ended
	March 31, 2025	March 31, 2024	March 31, 2023
	USD	USD	USD
Net revenues	—	694	27,324
Net loss	—	(12,479)	(348,806)
	Year ended	Year ended	Year ended
	March 31, 2025	March 31, 2024	March 31, 2023
	USD	USD	USD
Net cash provided by (used in) operating activities	—	12,497	(559,973)
Net cash (used in) investing activities	—	—	—
Net cash provided by (used in) financing activities	—	213,879	(1,156,948)

Uses of estimates

Uses of estimates

The preparation of consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during each reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Company’s consolidated financial statements include estimates and judgments applied in allocation of revenue with various performance obligations, allowance for accounts receivable , impairment on long-term investments, impairment on intangible assets, valuation allowance for deferred tax assets and allowance for loans receivable and other receivable.

Fair value of financial instruments

Fair value of financial instruments

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and the market-based risk measurement or assumptions that market participants would use when pricing the asset or liability.

The Company follows the provisions of Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures. ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2 - Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.

Level 3 - Inputs are unobservable inputs which reflect the reporting entity’s own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

The carrying amounts reported in the balance sheets for cash, receivables, prepayments and other assets, loan principal and interest receivable, approximate their fair value based on the short-term maturity of these instruments. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended March 31, 2025, 2024 and 2023.

The Company’s long-term investments consist of equity securities and available-for-sale investments. For long-term investments without readily determinable fair value, the Company is not able to estimate fair value, hence, the Company uses the cost minus impairment method as alternative.

Discontinued Operations

Discontinued Operations

A component of a reporting entity or a group of components of a reporting entity that are disposed or meet the criteria to be classified as held for sale, such as the management, having the authority to approve the action, commits to a plan to sell the disposal group, should be reported in discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results. Discontinued operations are reported when a component of an entity comprising operations and cash flows that can be clearly distinguished, operationally and for financial reporting purposes, from the rest of the entity is classified as held for disposal or has been disposed of, if the component either (1) represents a strategic shift or (2) have a major impact on an entity’s financial results and operations. Included in the consolidated statements of operations and comprehensive (loss) income, result from discontinued operations have been reported separately from the income and expenses from continuing operations and prior periods have been presented on a reclassified comparative basis. In order to present the financial effects of the continuing operations and discontinued operations, revenues and expenses arising from intra-group transactions are eliminated except for those revenues and expenses that are considered to continue after the disposal of the discontinued operations.

Due to the disposal of the social E-commerce business, which represented a strategic shift and had a major effect on the Company’s results of operations, revenues, costs and expenses related to the social E-commerce business have been reclassified in the accompanying consolidated financial statements as discontinued operations for all the periods presented.

Revenue recognition

Revenue recognition

In February 2022, the Company started its business in the US market for the sale of medical devices. In May 2020, the Company launched its social e-commerce platform and built collaboration with domestic mainstream E-commerce marketplaces, which was discontinued in fiscal year 2023 and disposed in May 2023. The Company provides recommendation services by referring certain interested users to those marketplaces for high-quality and affordable branded products. Prior to business transformation, the Company through its P2P business offered online consumer lending-related service in fiscal year 2020, which was discontinued in fiscal year 2021 and disposed on December 30, 2020. The Company presents value added taxes (“VAT”) as a reduction of revenues.

Revenues generated are accounted under Accounting Standards Update (ASU) 2014-09, “Revenue from contracts with Customers” (Topic 606). The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, the Company applies the following steps:

Step 1: Identify the contract (s) with a customer

Step 2: Identify the performance obligations in the contract

Step 3: Determine the transaction price

Step 4: Allocate the transaction price to the performance obligations in the contract

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation

Online marketplace services

●	Commission revenue

The commission services revenue primarily consists of commission fees charged to the online E-commerce marketplace for recommending users to purchase on their marketplaces, where the Company generally is acting as an agent and its performance obligation is to provide recommendation services for purchasing specified goods or services by those third-party sellers, is not responsible for fulfilling the promise to provide the specified goods or services, and does not have the ability to control the related shipping services when utilized by the third-party sellers. Upon successful sales, the Company will charge the online E-commerce companies a negotiated amount or a fixed rate commission fee based on the sales amount. Commission services revenues are recognized on a net basis at the point of receipt of products, net of a return allowance and incentives to consumers or channels.

In order to promote its online marketplace and attract more registered consumers, the Company at its own discretion offers incentives to consumers. Consumers are not customers of the Company, therefore incentives offered to consumers are not considered payments to customers. Such incentives offered to consumers were as a reward for purchasing by themselves or their sharing through our platform. Incentives provided to consumers are specific to any merchant and are recognized as a reduction of commission service revenue. For the years ended March 31, 2025, 2024, 2023, the total amount of incentives was nil, nil and nil, respectively, which was included in net income (loss) from discontinued operation in the accompanying consolidated statements of operations and comprehensive (loss) income.

●	Interest income

Started in August 2017, the Company lent funds to borrowers up to their approved credit through its consolidated VIE, and since May 2019, the Company has ceased to issue new loans through its microlending business. Interest income on loans receivable is recognized monthly based on the contractual interest rates of the loan. Accrual of interest is generally discontinued when reasonable doubt exists as to the full, timely collection of interest or principal. When a loan is discontinued from interest accrual, the Company stops accruing interest and reverses all accrued but unpaid interest as of such date. Interest income was nil, nil and nil for the years ended March 31, 2025, 2024 and 2023, respectively, which was included in net income (loss) from discontinued operation in the accompanying consolidated statements of operations and comprehensive (loss) income.

●	Sales of medical devices

Started in February 2022, through its subsidiary Akso Online MediTech, the Company engaged in the sale of Covid-19 Antigen Rapid Tests in US market. For the years ended March 31, 2025, 2024 and 2023, revenue generated from sale of Covid-19 Antigen Rapid Tests was nil, nil, and USD9,181,274. Akso Online MediTech purchases medical devices in quantity and distributes products primarily to medical products dealers. The deliveries may take one day or longer depending on the customers’ location. Revenue from sales of merchandise to non-retail customers is recognized when the merchandise is transferred to customers. There was no sales return since the start the business.

●	Marketing promotion service

Since April 2024, through its subsidiary Tianjin Wangyi Cloud Technology Co., Ltd, the Company engaged in providing marketing promotion service to insurance broker agencies. By providing potential car insurance purchaser’s information to the insurance broker agencies, the Company earns commissions from those agencies upon the completion of information transfer. The commission fees are calculated on a fixed amount per car user based on the agreements with different insurance brokers. The marketing promotion services are considered as a single performance obligation, as the Company’s responsibility was only limited to provide the potential car users’ information to insurance broker agencies, regardless of whether those car users finally purchasing car insurance or not.

●	Disaggregation of revenue

For the years ended March 31, 2025, 2024 and 2023, the revenue of the Company illustrated as below:

	For the years ended March 31,
	2025	2024	2023
	(US$)	(US$)	(US$)
Revenues
Revenue from sale of medical devices	415,020	2,416,797	13,186,525
Revenue from marketing promotion service	14,366,602	-	-
Total revenues	14,781,622	2,416,797	13,186,525
Business and sales related taxes	3,824	2,459	4,964
Net Revenues	14,777,798	2,414,338	13,181,561

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents represent cash on hand, unrestricted demand deposits, and other short-term highly liquid investments placed with banks, which have original maturities of three months or less and are readily convertible to known amounts of cash.

Accounts receivable and allowance for credit losses

Accounts receivable and allowance for credit losses

Accounts receivable are mainly receivables from marketing promotion service business, which are stated at the historical carrying amount net of allowance for credit losses. The Company establishes an allowance for credit losses receivable based on estimates, historical experience and other factors surrounding the credit risk of specific customers. Uncollectible accounts receivables are written off when a settlement is reached for an amount that is less than the outstanding historical balance or when the Company has determined that is not probable for the balance to be collected. Beginning on April 1, 2020, the Company evaluates its accounts receivable for expected credit losses on a regular basis. The Company maintains an estimated allowance for credit losses to reduce its accounts receivable to the amount that it believes will be collected. The Company uses the length of time a balance has been outstanding, the payment history, creditworthiness and financial conditions of the customers and industry trend as credit quality indicators to monitor the Company’s receivables within the scope of expected credit losses model and use these as a basis to develop the Company’s expected loss estimates. The Company adjusts the allowance percentage periodically when there are significant differences between estimated bad debts and actual bad debts. If there is strong evidence indicating that the accounts receivable is likely to be unrecoverable, the Company also makes a specific allowance in the period in which a loss is determined to be probable. Accounts receivable balances are written off after all collection efforts have been exhausted. As of March 31, 2025 and 2024, the (recovery) allowance for uncollectible accounts receivable balance was US$(100,000) and US$ 7,369,797, respectively.

Inventories

Inventories

Inventories are comprised of finished goods, which are defibrillators and anesthesia laryngoscope, and are stated at the lower of cost or net realizable value using first in first out (FIFO) method. Management reviews inventories for obsolescence and cost in excess of net realizable value periodically when appropriate and records a reserve against the inventory when the carrying value exceeds net realizable value. As of March 31, 2025, the Company determined that no allowance was necessary.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost. Depreciation and amortization are calculated using the straight-line method over the following estimated useful lives:

Useful life
Office equipment	3-5 years

The Company eliminates the cost and related accumulated depreciation and amortization of assets sold or otherwise retired from the accounts and includes any gains or losses from disposal of property, equipment, and software in other income. The Company charges maintenance, repairs, and minor renewals directly to expense as incurred; major additions and betterments to equipment are capitalized. For the disposal of social E-commerce business, property and equipment, net was recorded in discontinued operations.

Intangible assets, net

Intangible assets, net

The Company’s intangible assets with definite useful lives primarily are purchased software, patents and internet hospital license. Purchased intangible assets are initially recognized and measured at cost upon acquisition. Separately identifiable intangible assets that have determinable lives continue to be amortized over their estimated useful lives using the straight-line method as follows:

Category	Estimated useful lives
Software	5 years
Patent	10 years
License	4.4 years

Impairment of long-lived assets

Impairment of long-lived assets

The carrying value of the long-lived assets are reviewed for impairment, whenever events or changes in circumstances indicate the carrying value of an asset may not be recoverable. Recoverability of assets to be held and used is evaluated by a comparison of the carrying amount of assets to future undiscounted net cash flows expected to be generated by the assets. Such assets are considered to be impaired if the sum of the expected undiscounted cash flows is less than carrying amount of the assets. The impairment to be recognized is measured by the amount by which the carrying amounts of the assets exceed the fair value of the assets. For the years ended March 31, 2025, 2024 and 2023, the amount of impairment loss the Company recognized were US$121,114,699, nil and nil, respectively.

Advertising and promotion expenses

Advertising and promotion expenses

The Company recognizes its advertising and promotion expenses as sales and marketing expense. Advertising expenses represent expenses for placing advertisements on television, radio and in newspapers, as well as on internet websites and search engines. Advertising and promotion costs are expensed as incurred. For the years ended March 31, 2025, 2024 and 2023, the advertising and promotion expenses were nil, US$ 168,421 and US$ 6,661, respectively.

Lease

Lease

Upon the adoption of FASB ASC 842 on April 1, 2019 using the modified retrospective method, the Company determines if an arrangement is a lease or contains a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets and operating lease liabilities, in the Company’s consolidated balance sheets. The Company does not have any finance leases as of the adoption date or March 31, 2025.

ROU represents the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease.

For operating lease with a term of one year or less, the Company has elected to not recognize a lease liability or lease right of use asset on its consolidated balance sheets. Instead, it recognizes the lease payment as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and comprehensive (loss). The Company has operating lease agreements with insignificant non-lease components and have elected the practical expedient to combine and account for lease and non-lease components as single lease component.

Contract liabilities

Contract liabilities

Contract liabilities are presented as advances from customers in the consolidated balance sheets, which primarily represent the Company’s obligation to transfer goods or services to a customer for which the Company has received consideration in advance. The consideration received remains a contract liability until goods or services have been provided to the customers. Due to the generally short-term duration of the relevant contracts, the obligations are satisfied within one year. The amount of revenue recognized that was included in the contract liabilities at the beginning of the period were USD 415,020 and USD194,376 for the years ended March 31, 2025 and 2024 respectively.

Business combination

Business combination

Business combinations are recorded using the acquisition method of accounting, and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of consideration paid, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the subsidiary acquired over (ii) the fair value of the identifiable net assets of the subsidiary acquired is recorded as goodwill. If the consideration of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive (loss)/income.

Goodwill

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the business combination. The Group performs quantitative goodwill impairment test annually or more frequently when an event occurs or circumstances change that indicate the carrying value may not be recoverable. A goodwill impairment loss is recognized for the amount that the carrying amount of a reporting unit, including goodwill, exceeds its fair value, limited to the total amount of goodwill allocated to that reporting unit. For the year ended March 31, 2025, the Company recognized US$41,366,680 loss from goodwill impairment

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) ASC 480 “Distinguishing Liabilities from Equity” (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, whether they meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common stock and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent annually period end date while the warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations (Note 20).

Treasury stock

Treasury stock

Treasury stock represents ordinary shares repurchased by the Company that are no longer outstanding and are held by the Company. The repurchase of ordinary shares is accounted for under the cost method whereby the entire cost of the acquired shares are recorded as treasury stock. The cost of treasury stock is transferred to “additional paid-in capital” when it is re-issued for the purpose of share options exercised and share awards.

Income taxes

Income taxes

The Company accounts for current income taxes in accordance with the laws of the relevant tax authorities. The charge for taxation is based on the results for the fiscal year as adjusted for items, which are non-assessable or disallowed. It is calculated using tax rates that have been enacted or substantively enacted by the balance sheet date.

The Company accounts for income tax under the asset and liability method, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the events that have been included in the financial statements or tax returns. Under this method, deferred income taxes will be recognized if significant temporary differences between tax and financial statements occur. A valuation allowance is established against net deferred tax assets when it is more likely that some portion or all of the net deferred tax asset will not be realized. For the years ended March 31, 2025, 2024 and 2023, the Company provided a full valuation allowance on the net deferred tax assets.

The Company may be subject to challenges from taxing authorities regarding the amounts of taxes due. These challenges may alter the timing or amount of taxable income or deductions. Management determines whether the benefits of its tax positions are more-likely-than-not of being sustained upon audit based on the technical merits of the tax position. The Company records a liability for uncertain tax positions when it is probable that a loss has been incurred and the amount can be reasonably estimated.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income taxes are classified as income tax expense in the period incurred. The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of March 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company does not believe that its unrecognized tax benefits will change over the next twelve months.

Noncontrolling interests

Noncontrolling interests

Noncontrolling interest consists of 49% of the equity interest of We Healthy held by other investors. Excess of contribution received from noncontrolling shareholders over carrying value of the entity is recorded in additional paid in capital. The noncontrolling interests are presented in the consolidated balance sheets, separately from equity attributable to the shareholders of the Company. Noncontrolling interests in the results of the Company are presented on the face of the consolidated statement of operations as an allocation of the total income or loss for the year between non-controlling interest holders and the shareholders of the Company.

Noncontrolling interest consist of the following:

	March 31, 2025	March 31, 2024
	USD	USD
We Healthy	31,991	56,810

Earnings (loss) per share

Earnings (loss) per share

The Company computes earnings per share (“EPS”) in accordance with FASB ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires public companies with capital structures to present basic and diluted EPS. Basic EPS is measured as net income (loss) attributed to ordinary shareholders divided by the weighted average number of ordinary shares outstanding for the period. Diluted EPS is similar to basic EPS but presents the dilutive effect on a per share basis of potential ordinary shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential ordinary shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS.

Foreign currency translation

Foreign currency translation

The functional currency of the Company is United States Dollar. The Company’s subsidiaries with operations in mainland China, the Hong Kong Special Administrative Region of the PRC (“Hong Kong” or “Hong Kong S.A.R.”), the United States generally use their respective local currencies as their functional currencies. The Company’s financial statements have been translated into the reporting currency, the United States Dollar (“USD”). Assets and liabilities of the Company are translated at the exchange rate at each reporting period end date. Equity is translated at historical rates. Income and expense accounts are translated at the average exchange rate during the reporting period. The resulting translation adjustments are reported under accumulated other comprehensive income (loss). Transactions denominated in currencies other than functional currency are translated into the functional currency at the exchange rates quoted by authoritative banks prevailing at the dates of the transactions. Exchange gains and losses resulting from those foreign currency transactions denominated in a currency other than the functional currency are recorded in “other income (expense)” in the consolidated statements of operations and comprehensive income. The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that any RMB amounts could have been, or could be, converted, realized or settled into USD at the rates used in translation.

Spot exchange rates and average exchange rates were used in the translation of the consolidated financial statements.

	Fiscal year 2025	Fiscal year 2024	Fiscal year 2023
US Exchange Rate
Year-end RMB	7.2567	7.2203	6.8676
Year average RMB	7.2163	7.1671	6.8516

Significant risks and uncertainties

Significant risks and uncertainties

Foreign currency risk

RMB is not a freely convertible currency. The State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the China Foreign Exchange Trading System market. The Company’s cash and cash equivalents denominated in RMB amounted to US$95,982 and US$10,380,711 as at March 31, 2025 and 2024, respectively.

Concentration of credit risk

Financial instruments that potentially expose the Company to significant concentration of credit risk primarily included in the financial lines of cash and cash equivalents, accounts receivable, other receivables and prepayments and other assets. As of March 31, 2025, substantially all of the Company’s cash and cash equivalents were held by major financial institutions located worldwide, including mainland China and Unite State. According to the China Bank Deposit Insurance Ordinance, the deposits at each bank is covered by insurance with an upper limit of RMB 500,000 (approximately US$68,902) at each bank. As of March 31, 2025, the total amount not covered by issuance in the PRC was nil. The Hong Kong Deposit Protection Board pays compensation up to a limit of HKD 500,000 (approximately US$ 64,268) if the bank with which an individual/a company hold its eligible deposit fails. As of March 31, 2025, no cash balance maintained at financial institutions in Hong Kong was subject to credit risk. In the US, the insurance coverage of each bank is $250,000. As of March 31, 2025, no cash balance maintained at financial institutions in US was subject to credit risk. If the financial institutions could become insolvent, the Company could lose some or all of the value of its investments. To limit exposure to credit risk relating to deposits, the Company primarily place cash and cash equivalent deposits with large financial institutions which management believes are of high credit quality and management also continually monitors the financial institutions’ credit worthiness.

Accounts receivable is typically unsecured and are derived from revenue earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Company performs on its customers and its ongoing monitoring process of outstanding balances.

Customer concentration risk

For the year ended March 31, 2025, four customers accounted for 19.9%, 17.7%, 15.6% and 10.1% for the Company’s total revenue from sales of medical devices business and marketing promotion service business. For the year ended March 31, 2024, three customers accounted for 36.3%, 34.8% and 28.0% for the Company’s total revenue from sales of medical devices business. For the year ended March 31, 2023, three customers accounted for 59.5%, 11.1% and 10.1% for the Company’s total revenue from sales of medical devices business. For the year ended March 31, 2022, one customer accounted for 95.1% of the Company’s total revenues. As of March 31, 2025, two customers accounted for 76.9% and 16.5% of the Company’s account receivable. There was no customer of the Company that accounted for more than 10% of the Company’s carrying amount of account receivables as of March 31, 2024.

Vendor concentration risk

For the year ended March 31, 2025, one vendor accounted for 92.0% of the Company’s purchase of medical devices business and marketing promotion business. For the year ended March 31, 2024, one vendor accounted for 100% of the Company’s purchase of medical devices business. For the year ended March 31, 2023, one vendor accounted for 97.3% of the Company’s purchase of medical devices business. There was no vendor of the Company that accounted for greater than 10% of the Company’s carrying amount of accounts payable as of March 31, 2025 and 2024, respectively.

Segment reporting

Segment reporting

In accordance with ASC 280, Segment Reporting, operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision-making group, in deciding how to allocate resources and in assessing performance. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. The Company operates as a single reportable segment as defined by ASC 280, with the Chief Operating Decision Maker (CODM), identified as the Chief Executive Officer, reviewing consolidated results for the purpose of allocating resources and assessing performance. For the years ended March 31, 2025, 2024 and 2023, the operating expenses related to the reporting operation were US$166.0 million, US$8.8 million and US$15.5 million, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In November 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-07 “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” which expands annual and interim disclosure requirements for reportable segments. These requirements include: (i) disclosure of significant expenses that are regularly provided to the Chief Operating Decision Maker (“CODM”) and included within each reported measure of segment profit or loss (collectively referred to as the “significant expense principle”); (ii) disclosure of an amount for other segment items (equal to the difference between segment revenue less segment expenses disclosed under the significant expense principle and each reported measure of segment profit or loss) by reportable segment and a description of their composition; (iii) annual disclosure of a reportable segment’s profit or loss and assets currently required by Topic 280 in interim periods; (iv) clarification that, if the CODM uses more than one measure of a segment’s profit or loss in assessing segment performance and deciding how to allocate resources, a public entity may report those additional measures of segment profit or loss; (v) disclosure of the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) disclosure of segment profit or loss in assessing segment performance and deciding how to allocate resources; and (vi) requiring a public entity that has a single reportable segment provide all the disclosures required by the amendments in this ASU, and all existing segment disclosures in Topic 280. ASU 2023-07 is effective for the Company’s annual periods beginning January 1, 2024, and for interim periods beginning January 1, 2025. The Company adopted ASU 2023-07 on April 1, 2024, and it did not have any material impact on the Company’s consolidated financial statements.

On December 14, 2023, the FASB issued a final standard on improvements to income tax disclosures. The standard requires disaggregated information about a reporting entity’s effective tax rate reconciliation as well as information on income taxes paid. The standard is intended to benefit investors by providing more detailed income tax disclosures that would be useful in making capital allocation decisions. ASU 2023-09, Improvements to Income Tax Disclosures, applies to all entities subject to income taxes. For public business entities, the new requirements will be effective for annual periods beginning after December 15, 2024. For entities other than public business entities, the requirements will be effective for annual periods beginning after December 15, 2025. The guidance will be applied on a prospective basis with the option to apply the standard retrospectively. Early adoption is permitted. Management does not expect material impact on its accounting or reporting when implemented.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated balance sheets, consolidated statements of operations and comprehensive loss (income) and consolidated statements of cash flows.